Fair value measurements	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Fair value measurements
21. Fair value measurements
(1) Definition of fair value hierarchy
In accordance with IFRS Accounting Standards, Toyota classifies fair value measurement into the following three levels based on the observability and significance of the inputs used.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Fair value measurement based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3:	Fair value measurement based on models using unobservable inputs for the assets or liabilities

(2) Method of fair value measurement
The fair value of assets and liabilities is determined using relevant market information and appropriate valuation methods.
The methods and assumptions for measuring the fair value of assets and liabilities are as follows:
(i) Cash and cash equivalents -
Cash equivalents include money market funds and other investments with original maturities of three months or less. In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to their short duration.
(ii) Trade accounts and other receivables and Trade accounts and other payables -
These receivables and payables are carried at amounts which approximate fair value due to their short duration.
(iii) Receivables related to financial services -
The fair value of receivables related to financial services is estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value.
As unobservable inputs are utilized, the fair value of receivables related to financial services is classified as Level 3.
(iv) Other financial assets -
(Public and corporate bonds)
Public and corporate bonds include government bonds. Japanese bonds and foreign bonds, including U.S., European and other bonds, represent 29% and 71% (as of March 31, 2024) and 32% and 68% (as of March 31, 2025) of public and corporate bonds, respectively. Toyota primarily uses quoted market prices for identical assets to measure the fair value of these securities.
(Stocks)
Listed stocks on the Japanese stock markets represent 85% (as of March 31, 2024) and 79% (as of March 31, 2025) of stocks that Toyota holds. Toyota primarily uses quoted market prices for identical assets to measure fair value of these securities. Therefore, stocks with an active market are classified as Level 1.
Fair value of stocks with no active market is measured by using the market approach or other appropriate methods. Therefore, stocks with no active market are classified as Level 3.
Price book-value ratios (“PBR”) of comparable companies, discount ratios of discounted cash flow valuation method and others are the significant unobservable inputs relating to the fair value measurement of stocks classified as Level 3. The fair value increases (decreases) as PBR of a comparable company rises (declines) or the discount rate declines (rises). The estimated increase or decrease in fair value of stocks if the unobservable inputs were to be replaced by other reasonable alternative assumptions are not significant.

These estimates are based on valuation methods that are considered appropriate in each case. The significant assumptions involved in the estimations include the financial condition and future prospects and trends of the investees and the outcome of the referenced transactions. Due to the uncertain nature of these assumptions or by using different assumptions and estimates, the fair value may be impacted materially.
The shares classified as Level 3 are measured by the responsible department using quarterly available information in accordance with Toyota’s consolidated financial accounting policies and reported to the supervisors along with the basis of the change in fair value.
(Investment trusts)

Marketable investment trusts are measured using market prices. Therefore, marketable investment trusts are classified as Level 1. Other investment trusts are calculated based on the quoted price obtained from the financial institutions with which Toyota has transactions. Therefore, other investment trusts are classified as Level 2.
(v) Derivative financial instruments -
Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options primarily to manage its exposures to fluctuations in interest rates and foreign currency exchange rates. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified as Level 2. In other certain cases when market data are not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified as Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and Toyota’s own non-performance
risk, using such as credit default probabilities.
(vi) Short-term and long-term debt -
The fair values of short-term and long-term debt including the current portion, except for certain secured loans provided by securitization transactions using special-purpose entities (“Loans Based on Securitization”), are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, the fair value of these debts is classified as Level 2.
The fair values of certain Loans Based on Securitization are primarily estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. In cases where these valuations utilize unobservable inputs, the fair value of the Loans Based on Securitization is classified as Level 3.

(3) Financial instrument measured at fair value on recurring basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of the fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2024
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	105,367	106,169	10,208	221,743
Stocks	—	—	212,393	212,393
Investment trusts	288,071	265,103	—	553,174
Derivative financial instruments	—	552,921	—	552,921

Total	393,438	924,193	222,601	1,540,232

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,245,238	4,013,583	20,962	8,279,783
Stocks	3,641,197	—	188,696	3,829,893
Other	11,537	—	—	11,537

Total	7,897,972	4,013,583	209,658	12,121,213

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments	—	(432,189)	—	(432,189)

Total	—	(432,189)	—	(432,189)

	Yen in millions
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds . . . . . . .	110,516	110,488	10,710	231,713
Stocks . . . . . . . . . . . . . . . . . . . . . . . .	—	—	46,215	46,215
Investment trusts	286,799	331,429	—	618,228
Derivative financial instruments . . .	—	458,579	24,800	483,378

Total . . . . . . . . . . . . . . . . . . . .	397,315	900,495	81,724	1,379,534

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds . . . . . . .	4,487,174	4,571,862	19,401	9,078,437
Stocks . . . . . . . . . . . . . . . . . . . . . . . .	3,054,754	—	192,131	3,246,885
Other . . . . . . . . . . . . . . . . . . . . . . . .	10,947	—	—	10,947

Total . . . . . . . . . . . . . . . . . . . .	7,552,875	4,571,862	211,532	12,336,269

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Derivative financial instruments . . .	—	(319,881)	—	(319,881)

Total . . . . . . . . . . . . . . . . . . . .	—	(319,881)	—	(319,881)

(4) Changes in financial instruments classified as Level 3 and measured at fair value on recurring basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2024 and 2025:

	Yen in millions
	For the year ended March 31, 2024
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year	33,332	367,274	—	400,606
Total gains (losses)
Net income (loss)	28	22,254	—	22,282
Other comprehensive income (loss)	—	(6,803)	—	(6,803)
Purchases and issuances	4,910	27,768	—	32,678
Sales and settlements	(6,155)	(971)	—	(7,126)
Transfer to (from) Level 3	21	—	—	21
Others	(967)	(8,432)	—	(9,399)

Balance at end of year	31,170	401,089	—	432,259

Unrealized gains or losses included in profit or loss on assets held at March 31	(40)	22,254	—	22,214

Total	(40)	22,254	—	22,214

	Yen in millions
	For the year ended March 31, 2025
	Public and corporate bonds	Stocks	Derivative financial instruments	Total
Balance at beginning of year . . . . . . . . . . .	31,170	401,089	—	432,259
Total gains (losses)
Net income (loss) . . . . . . . . . . . . . . . . .	(8)	(87,665)	24,800	(62,873)
Other comprehensive income (loss) . . .	—	(40,717)	—	(40,717)
Purchases and issuances . . . . . . . . . . . . . .	9,572	36,330	—	45,902
Sales and settlements . . . . . . . . . . . . . . . .	(9,210)	(1,035)	—	(10,245)
Transfer to (from) Level 3 . . . . . . . . . . . .	(3,125)	(77,884)	—	(81,009)
Others . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,711	8,228	—	9,939

Balance at end of year . . . . . . . . . . . . . . .	30,111	238,346	24,800	293,257

Unrealized gains or losses included in profit or loss on assets held at March 31 . .	(76)	(87,665)	—	(87,741)

Total . . . . . . . . . . . . . . . . . . . . . . .	(76)	(87,665)	—	(87,741)

Net income (loss) in public and corporate bonds, stocks and derivative financial instruments, other than transactions related to financial services, are each included in “Other finance income” and “Other finance costs” in the accompanying consolidated statement of income. Transactions related to financial services are included in each of “Sales revenues—Financial services” and “Cost of financial services” in the consolidated statement of income.
In the reconciliation table above, derivative financial instruments are presented as net of assets and liabilities.

“Others” includes foreign currency translation adjustments for the year ended March 31, 2024 and 2025.
Transfer from Level 3 of stocks recognized in the year ended March 31, 2025 is due to the listing of investees.
(5) Financial assets and liabilities measured at amortized cost
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2024
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	31,694,359	—	—	31,787,879	31,787,879
Interest-bearing liabilities
Long-term debt (Including current portion)	30,611,253	—	23,941,863	6,261,858	30,203,722

	Yen in millions
	March 31, 2025
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Receivables related to financial services	33,625,035	—	—	34,004,152	34,004,152
Interest-bearing liabilities
Long-term debt (Including current portion)	32,795,058	—	25,706,416	6,972,698	32,679,114
Of financial assets and liabilities that are measured on an amortized cost basis, those with carrying values that app rox
imate fair value are excluded from the table above.